Transactions with Related Parties, Pavimar Shipping Co. and Pavimar S.A. (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 01, 2024	Oct. 01, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Party [Abstract]
Management fees			$ 298	$ 213
Due to manager			$ 631		$ 173
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Additional period for payment of management fee after termination of agreement			3 months
Termination fee			$ 584
Liability claim per vessel			1,000
Management fees			298	132
Due to manager			631		173
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member] | Voyage Expenses [Member]
Transactions with Related Party [Abstract]
Commercial management commissions			45	35
Related Party [Member] | Pavimar Shipping Co. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
Management fees			7	7
Due to manager			$ 4		0
Service agreement fee	$ 2
Related Party [Member] | Pavimar S.A. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Additional period for payment of management fee after termination of agreement			3 months
Management fees				81
Due to manager			$ 0		0
Related Party [Member] | Pavimar S.A. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
Management fees			0	1
Due to manager			0		$ 0
Service agreement fee		$ 12
Related Party [Member] | Vessels [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member] | Voyage Expenses [Member]
Transactions with Related Party [Abstract]
Sale and purchase commissions			$ 317	$ 0